Compensation Receivable for Consumption Tax, Net (Details) ¥ in Millions	1 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)
Compensation Receivable For Consumption Tax, Net [Line Items]
Compensation receivable for consumption tax			$ 8,700,000	¥ 1,400.0	$ 9,200,000	¥ 1,400.0
Outstanding receivables			$ 2,992,497
Subsequent Event [Member]
Compensation Receivable For Consumption Tax, Net [Line Items]
Aggregate installment amount	$ 1,257,200	¥ 200.0